Share Capital and Capital reserve (Details) € in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 14, 2018 shares	Jan. 02, 2018 $ / shares shares	Jun. 30, 2018 shares $ / shares	Jun. 30, 2018 shares $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2015 $ / shares	Jun. 30, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%		20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 16.6516				$ 11.4824
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days	10 days
Number of shares reserved for issue under options and contracts for sale of shares							125,000
Total share capital and capital reserve | €							€ 1,759.0	€ 1,637.5
Listing and share transaction costs | €							(13.8)	(13.8)
Total Capital reserve | €							1,745.2	1,623.7
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve | €							1,748.4	1,626.9
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve | €							€ 10.6	€ 10.6
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares)		8,705,890
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 10.00	$ 10.00	$ 10
Issued and fully paid (in shares)							173,997,436,000,000	165,291,546,000,000
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 10.00	$ 10.00	$ 10
Issued and fully paid (in shares)							1,500,000,000,000	1,500,000,000,000
Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement				0
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	53,498		9,375,000,000
Ordinary shares | Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	41,186